Other Financial Assets - Changes in the Allowance for Doubtful Accounts (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Balance at beginning of year	¥ 10,964	¥ 11,731	¥ 12,061
Provision	343	219	1,382
Charge-offs	(1,179)	(936)	(1,528)
Exchange differences on translating foreign operations	17	(50)	(184)
Balance at end of year	¥ 10,145	¥ 10,964	¥ 11,731